Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of ordinary shares subject to possible redemption

Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046
Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046
Remeasurement of Class A ordinary shares to redemption value	4,711,256
Redemption of Class A ordinary shares	(189,434,603)
Class A ordinary shares subject to possible redemption at September 30, 2023 (unaudited)	$49,892,699

Gross proceeds	$230,000,000
Less:
Class A ordinary shares issuance costs	(21,834,402)
Fair value of Public Warrants at issuance	(5,784,500)
Plus:
Remeasurement of Class A ordinary shares to redemption value	29,918,902
Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046
Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046

Schedule of Income Per Share, Basic and Diluted

Numerator:
Net income / (loss) attributable to controlling interest for the period from November 6, 2023 through December 31, 2023	$(16,626)

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from November 6, 2023 through December 31, 2023	15,389,062

Net loss per share Ordinary Shares
Basic	$(1.08)
Diluted	$(1.08)

	For The Three Months Ended September 30, 2023	For The Three Months Ended September 30, 2022	For The Nine Months Ended September 30, 2023	For The Nine Months Ended September 30, 2022
Redeemable Class A Ordinary Shares
Numerator: Net (loss) income allocable to Redeemable Class A Ordinary Shares
Net (loss) income allocable to Redeemable Class A Ordinary Shares	$(685,915)	$(278,460)	$(682,886)	$7,700,858
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A	4,718,054	23,000,000	11,615,638	23,000,000
Basic and diluted net (loss) income per share, Class A ordinary shares subject to possible redemption	$(0.15)	$(0.01)	$(0.06)	$0.33

Non-Redeemable Class B Ordinary Shares
Numerator: Net (loss) income allocable to non-redeemable Class B Ordinary Shares
Net (loss) income allocable to non-redeemable Class B Ordinary Shares	$(835,940)	$(69,615)	$(338,044)	$1,925,214
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net (loss) income per share, Class B non-redeemable ordinary shares	$(0.15)	$(0.01)	$(0.06)	$0.33

	For The Year Ended December 31, 2022	For the period from March 5, 2021 (Inception) through December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income (loss) allocable to Redeemable Class A Ordinary Shares	$7,807,770	$(1,322,260)
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	23,000,000	5,158,940
Basic and diluted net income (loss) per share, Redeemable Class A	$0.34	$(0.26)

Non-Redeemable Class B Ordinary Shares
Numerator: Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$1,951,943	$(1,311,439)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,116,722
Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.34	$(0.26)

Schedule of Concentration of credit risk

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Customer 1	13.9%	16.2%	14.4%	16.5%
Customer 2	12.9%	15.6%	12.7%	15.4%
Customer 3	n/a	14.7%	10.3%	12.8%
Customer 4	n/a	10.0%	n/a	10.1%
Customer 5	n/a	10.0%	n/a	n/a

Schedule of allowance for credit losses

Nine Months Ended December 31, 2023
Opening balance as of March 31, 2023	$-
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326	149
Adjusted balance as of April 1, 2023	$149
Additions charged to cost and expense	1,084
Closing balance as of December 31, 2023	$1,233

Schedule of allowance for credit losses

Nine Months Ended December 31, 2023
Opening balance as of March 31, 2023	$-
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326	126
Adjusted balance as of April 1, 2023	$126
Additions charged to change in provision for credit losses	3
Closing balance as of December 31, 2023	$129

Schedule of impact of the Company adoption

	As Reported March 31, 2023	Impact of Adoption	Balance as of April 1, 2023
Accumulated retained earnings (deficit)	6,318	(190)	6,128
Noncontrolling interests	1,279	(33)	1,246
Accounts receivable, net	13,416	(149)	13,267
Prepaid expenses and other current assets	4,117	-	4,117
Other current liabilities	4,201	21	4,222
Other assets	2,259	(1)	2,258
Long-term investments	1,564	(126)	1,438
Deferred tax asset	1,237	75	1,312